Offerings - Offering: 1	Sep. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	50,999,999
Proposed Maximum Offering Price per Unit	27.74
Maximum Aggregate Offering Price	$ 1,414,739,972.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 216,596.69
Offering Note	This registration statement registers the resale of shares of common stock by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share ("Common Stock") of Vor Biopharma Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction with respect to the shares of Common Stock being registered pursuant to this registration statement. The proposed maximum offering price per share of Common Stock is estimated in accordance with Rule 457(c) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based upon a per share price of $27.74, which is the average of the high and low prices per share of the Common Stock on September 22, 2025, as reported on The Nasdaq Global Select Market.